BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
On November 19, 2013, Sapiens completed a follow-on public offering of its ordinary shares on the NASDAQ. Sapiens issued 6,497,400 shares at a price of $ 6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to approximately $ 37,791. As a result of the offering, Formula’s interest in Sapiens' outstanding common shares was diluted from 56.8% to 48.6% and due to the loss of control in Sapiens in accordance with ASC 810, the Company started applying the equity method of accounting to reflect its investment in Sapiens. The gain recognized in relation of Formula’s interest in in Sapiens' outstanding common shares, diluting to 48.6%, amounted to $ 61,164 and is presented in the income statement as equity in gains of affiliated companies, net. The fair value of the retained investment in Sapiens was measured according to Sapiens' share price on November 19, 2013 of $7.09 per share.

From August 21, 2014 through December 23, 2014, Formula purchased an aggregate of 1,545,802 common shares of Sapiens through broker-initiated and private transactions for an aggregate purchase price of $ 11,908, pursuant to which Formula’s holdings in Sapiens were increased to 50.2%. As a result of Formula’s gaining control in Sapiens, Formula’s investment in Sapiens was consolidated in Formula’s closing balances as of December 31, 2014. The gain recognized in relation to the consolidation of Sapiens and the related re-measurement of the investment to fair value amounted to $ 3,413 and is presented in the income statement as equity in gains of affiliated companies, net.

The acquisition was accounted for using the purchase method. The results of operations of Sapiens have been consolidated commencing as of December 23, 2014.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 23, 2014:

Net assets	$171,527
Customer relationships	20,707
Developed and acquired Technology	19,066
Backlog and deferred revenues	3,351
Deferred revenues	513
OCS liability (See note 15f)	(4,437)
Deferred tax liability, net	(10,796)
Non-controlling interest	(174,194)
Goodwill	149,559

Net assets acquired	$175,296

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sapiens' business. In performing the purchase price allocation, the fair value of intangible assets such as customer relationship was determined based on the income approach and core technology was valued using the relief from royalty method.

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2014 and 2013, as if Sapiens had been controlled by Formula during the entire period from January 1, 2013, after giving effect to purchase accounting adjustments, including amortization of intangible assets as well as the gains recorded upon the changes in control over Sapiens which occurred during the period. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2013, nor is it necessarily indicative of future results.

	Year ended December 31,
	2013	2014
	Unaudited

Total revenues	$813,977	$793,124
Net income attributable to Formula Shareholders	$20,027	$82,033
Earnings per share
Basic	$1.46	$5.89
Diluted	$1.38	$5.67

From December 23, 2014 until September 30, 2015, Sapiens issued 1,077,003 shares following exercise of options by Sapiens employees that resulted in Formula’s interest in Sapiens' outstanding common shares being diluted from 50.2% to 49.1%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with ASC 810. The gain, net of tax, recognized in relation of Formula loss of control in Sapiens and the related re-measurement of the investment to fair value amounted to $ 56,369 and is presented in the income statement as equity in gains of affiliated companies.

b.
On August 18, 2015 (the “acquisition date”), Sapiens completed the acquisition from Asseco of all issued and outstanding shares of Insseco. Asseco was the ultimate parent company of Sapiens, through holding in Formula, which has been the direct parent company of Sapiens from December 23, 2014 and until September 30, 2015. Insseco is a newly established company into which Asseco had transferred all of its Polish insurance employees, certain fixed assets, certain customer contracts and certain software including intellectual property rights. Insseco has a team of approximately 140 insurance professionals and an established presence in the Polish insurance market, and services major insurance customers in Poland, including top tier insurance carriers.

Sapiens paid the acquisition consideration in cash, consisting of 34,300 Polish Zloty or approximately $9,100. In addition, the transaction consideration includes upside or downside performance based payments relating to achievements of revenue goals and profitability over the next five years. If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90,000 Polish Zloty or approximately $23,800, Asseco shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the respective revenues. If the aggregate revenues generated by Insseco for the period from July 1, 2015 through June 30, 2018 are below 84,000 Polish Zloty or $22,200, the seller shall pay Sapiens an amount equal to 35% of the deficiency below such amount. In addition, the amounts payable to Asseco may be adjusted upwards or downwards as a result of changes in the profitability of a specific account that Sapiens acquired as part of the acquisition. The estimated fair value of the contingent payments that depend on the revenue and profitability goals as of December 31, 2015 is $887.

The acquisition of Insseco from Asseco, which was as of the acquisition date the ultimate parent company of Sapiens, is a transaction between entities under common control, and therefore accounted for under the pooling of interest method in accordance with ASC 805, Business Combinations. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements. As the common control achieved on December 23, 2014, the balance sheet as of December 31, 2014 of Sapiens and as such of Formula were adjusted to reflect the carrying amounts combination between Sapiens and Insseco. The results of Sapiens for the twelve-month period ended December 31, 2015 were also adjusted to reflect the combination with Insseco, accordingly.

Under the pooling-of-interests method, the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, other than those existed in the combining entities and no goodwill is recognized as a result of the combination. The application of the pooling-of-interests method with respect to the acquisition of Insseco increased the total assets, liabilities and equity as of December 31, 2014 by $4,385, $2,288, and $2,097, respectively. Revenues, pretax income and net income of Insseco for the twelve month period ended December 31, 2015, which are included in the consolidated statements of income amounted to $7,780, $718 and $578, respectively.

c.
On May 6, 2015, Sapiens completed the acquisition of all of the outstanding shares of Ibexi Solution Private Limited (Ibexi), an India-based provider of insurance business and technology solutions which services 18 insurers both in the Property & Casualty/General Insurance (“P&C”) and Life, Annuities and Pensions (“L&P”) markets throughout Southeast Asia, in total consideration of $4,764 (net of acquired cash) including a contingent payment valued at $949 on the acquisition date. In addition, an amount of approximately $1,900 is subject to continued employment and therefore not part of the purchase price but is recognized over the service period. The acquisition was accounted for by the purchase method.

Ibexi was founded in 2001 and operates in the Asia Pacific region, servicing insurers in both the property and casualty and life, pension and annuities markets, including leading insurance companies in India.

d.
On April 1, 2015 Xtivia Inc (a wholly owned subsidiary of Matrix) completed the acquisition of all of the outstanding shares of Hydus Inc in total consideration of $ 2,500 (net of acquired cash). Hydus Inc. is a U.S based consulting firm specializing in software services in the field of EIM (Enterprise Information Management). In addition, the sellers may be eligible for future consideration, valued at $ 1,600 as of December 31, 2015, subject to obtaining accumulated operating income targets during three years (not exceeding Hydus operating income). The acquisition was accounted for by the purchase method. The excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed in a total of approximately $ 3,700, of which $ 575 was allocated to intangible assets, with the remaining allocated to goodwill.

e.
On May 7, 2015, Matrix completed the acquisition of all of the outstanding shares of Ono Apps Ltd., an Israeli based service provider specializing in mobile applications development services, in total consideration of NIS 4,600 (approximately $ 1,200, net of acquired cash). In addition, the sellers may be eligible for future consideration, valued at $ 313 as of December 31, 2015, subject to obtaining accumulated operating income targets during three years commencing on January 1, 2016 and not exceeding NIS 5,000 (approximately $ 1,300). The acquisition was accounted for by the purchase method. The excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed in a total of approximately NIS 5,500 (approximately $ 1,400), of which NIS 1,600 (approximately $ 400) was allocated to intangible assets, with the remaining allocated to goodwill.

f.
On April 14, 2015, Magic acquired a 70% interest in Comblack IT Ltd., an Israeli-based company that specializes in software professional and outsource management services for mainframes and complex large-scale environments, for a total consideration of $1,812, of which $  1,523 was paid upon closing and $  289 is contingent upon the acquired business meeting certain operational targets in 2015. Magic and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Combalck IT Ltd. As a result of the Put option, Magic recorded redeemable non-controlling interest in the amount of $  1,100. The acquisition was accounted for by the purchase method. In March 2016, Magic paid the seller the remaining contingent payments for meeting 2015 operational targets.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$(405)
Non-controlling interest	(1,100)
Intangible assets	1,305
Goodwill	2,012

Total assets acquired net of acquired cash	$1,812

g.
On June 30, 2015 Magic acquired a 70% interest in Infinigy Solutions LLC, a US-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices over the US, providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, in total consideration of $6,360, of which $  5,600 was paid upon closing and $  760 is contingent upon the acquired business meeting certain operational targets in 2016 and 2017. Magic and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Infinigy Solutions LLC. As a result of the Put option, Magic recorded redeemable non-controlling interest in the amount of $  3,273. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,273)
Intangible assets	3,652
Goodwill	4,799

Total assets acquired net of acquired cash	$6,360

h.
During the year ended December 31, 2015, Formula and its subsidiaries and affiliates completed additional five other acquisitions in a total cash consideration of approximately $3,837 (net of acquired cash), of which $ 3,428 was attributed to goodwill and $ 1,331 to other identifiable intangible assets and increased their share interest in two existing subsidiaries in a total consideration of $ 1,656. These acquisitions generally enhance the Group's technologies, product and services offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

i.
During the year ended December 31, 2014, Formula and its subsidiaries completed an additional four other acquisitions for a total cash consideration of up to approximately $8,697 (net of acquired cash), of which $ 2,317 was attributed to goodwill and $ 2,284 to other identifiable intangible assets. These acquisitions generally enhance the group's technologies, product and services offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.